BUSINESS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – BUSINESS AND BASIS OF PRESENTATION

Overview

MOJO Organics, Inc. (“MOJO” or the “Company”) was incorporated in the State of Delaware on August 2, 2007.  Headquartered in Jersey City, NJ, the Company engages in the product development, production, marketing and distribution of CHIQUITA TROPICALS™.  CHIQUITA TROPICALS™ are 100% fruit juices, produced under license agreement from Chiquita Brands L.L.C. (“Chiquita”).  The Company currently produces four flavors: Banana Strawberry, Mango, Passion Fruit and Pineapple.

CHIQUITA TROPICALS™ first became commercially available in the New York tri-state area and on Amazon.com in late July 2013.  In February, 2014, the Company expanded its sales to the west coast, New England and Central America.  To grow its sales, the Company is utilizing food brokers and distributors as well as selling direct to certain large retail chain stores.

Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared pursuant to the rules and regulations for reporting on Form 10-Q  and article 10 of Regulation S-X and the related rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, certain information and disclosures required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements have been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures included in these financial statements are adequate to make the information presented not misleading. The unaudited interim condensed financial statements included in this document have been prepared on the same basis as the annual financial statements, and in the Company’s opinion, reflect all adjustments necessary for a fair presentation in accordance with GAAP and SEC regulations for interim financial statements. The results for the three months ended March 31, 2014 are not necessarily indicative of the results that the Company will have for any subsequent period. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes to those statements for the year ended December 31, 2013 included in the Company’s Annual  Report on Form 10-K.

NOTE 1 – BUSINESS AND BASIS OF PRESENTATION

Overview

MOJO Organics, Inc. (“MOJO” or the “Company”) was incorporated in the State of Delaware on August 2, 2007.  Headquartered in Jersey City, NJ, the Company engages in the product development, production, marketing and distribution of CHIQUITA TROPICALS™.  CHIQUITA TROPICALS™ are 100% Fruit Juices, produced under license agreement from Chiquita Brands L.L.C. (“Chiquita”).  The Company currently produces four exotic flavors: Banana Strawberry, Mango, Passion Fruit and Pineapple.

CHIQUITA TROPICALS™ first became commercially available in the New York tri-state area in late July 2013, and is currently sold in hundreds of retail outlets and on Amazon.com.

Basis of Presentation

In 2012, the accompanying consolidated financial statements include the accounts of the Company and MOJO Organics Operating Company, Inc., its formerly wholly-owned subsidiary (“MOJO Operating”). All significant inter-company accounts and transactions were eliminated in consolidation.

In 2013, the Company determined that the assets assigned to MOJO Operating, including the Dispensing Cap technology and Pinch sweetener, had no economic value.  Further, MOJO Operating has been dormant subsequent to the 2011 split off transaction, through which MOJO sold a portion of its business to certain of its shareholders and was deemed to be a voided entity for regulatory purposes.  MOJO Operating will no longer be considered an entity under the Company’s control for consolidation purposes.